Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Useful lives in	December 31,
	years	2015	2014
		(In Thousands)
Machinery, equipment and automotive	3 - 30	$540,315	$311,920
Proved natural gas properties	*	76,277	72,529
Buildings and improvements	10 - 30	40,372	34,022
Furniture, fixtures and store equipment	3 - 10	2,409	2,294
Assets under capital leases	3	425	240
Land improvements	10 - 40	7,183	6,875
Construction in progress	N/A	506,205	291,034
Capital spare parts	N/A	18,047	8,722
Land	N/A	8,974	8,974
		1,200,207	736,610
Less accumulated depreciation, depletion and amortization		221,498	148,486
		$978,709	$588,124